Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Inventories	€ 417	€ 373	€ 392
Laboratory inventories
Inventories
Inventories	426	406	425
Inventories write-down
Inventories
Inventories	€ (9)	€ (33)	€ (33)